S000008604 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class N
Prospectus [Line Items]
Average Annual Return, Percent	17.74%	1.46%		6.61%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.19%	(0.71%)		5.15%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.63%	0.96%		5.14%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	18.01%	1.73%		6.91%
Class I | MSCI ACWI ex USA IMI (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.96%	7.77%		8.37%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	18.07%	1.78%	7.43%
Performance Inception Date			May 02, 2019
Class R6 | MSCI ACWI ex USA IMI (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.96%	7.77%	8.60%
Performance Inception Date			May 02, 2019